Filed pursuant to Rule 497(j)

Registration Nos.  333-16611 and 811-07943

[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

September 30, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Multistate Trust III (the “Registrant”) File No. 333-16611

Ladies and Gentlemen:

On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant and its series, Nuveen Georgia Municipal Bond Fund, Nuveen Louisiana Municipal Bond Fund and Nuveen North Carolina Municipal Bond Fund, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 48, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on September 27, 2024.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren